CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Loss	$ (10,352)	$ (95,306)	$ (204,969)
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	63,965	60,695	100,669
Impairment Loss on Vessels	0	2,168	110,480
Impairment Loss on Goodwill	0	0	18,979
Loss on Disposal of Vessels	0	6,619	0
Equity Loss from Associate	0	7,667	8,435
Change in Fair Value of Investment Securities	3,160
Drydock Expenditure	(4,158)	(5,210)	(18,776)
Amortization of Deferred Finance Costs	4,291	15,350	1,393
Deferred Compensation Liabilities	(10,970)	(860)	1,303
Share-based Compensation	156	413	522
Other, net	(66)	21	(163)
Changes in Operating Assets and Liabilities
Accounts Receivables	(1,989)	(357)	(4,258)
Accounts Receivables, Related Party	0	237	(145)
Inventory	(2,184)	2,794	(2,200)
Prepaid Expenses and Other Current Assets	(1,068)	1,837	(904)
Accounts Payable and Accrued Liabilities	10,122	(7,112)	1,072
Voyages in Progress	1,951	(5,059)	20,303
Net Cash Provided by / (Used In) Operating Activities	52,858	(16,103)	31,741
Cash Flows from Investing Activities
Investment in Vessels	(2,531)	(4,810)	(37,567)
Investment in Other Fixed Assets	0	(60)	0
Sale of Vessels	0	89,624	0
Proceeds from Sale of Investment Securities	212	0	0
Investments in Associate	0	0	(10,000)
Dividends received from Associate	0	300	1,041
Net Cash (Used In) / Provided by Investing Activities	(2,319)	85,054	(46,526)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	17,922	0	103,748
Proceeds from Vessel Financing Newbuildings	0	12,505	0
Proceeds from Borrowing Activities	300,000	0	0
Repayments on Credit Facility	(313,400)	(78,242)	(55,359)
Repayment of Vessel financing 2018 Newbuildings	(7,273)	(2,361)	0
Repayments of Borrowing Facility	(14,324)	0	0
Transaction Costs Borrowing Facilities	(6,921)	0	(13,125)
Dividends Distributed	(14,255)	(9,936)	(54,226)
Net Cash (Used In) / Provided by Financing Activities	(38,251)	(78,034)	(18,962)
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	12,288	(9,083)	(33,747)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	49,327	58,359	92,170
Effect of Exchange Rate Changes on Cash and Cash Equivalents	23	51	(64)
Cash, Cash Equivalents, and Restricted Cash at End of Year	61,638	49,327	58,359
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	48,847	49,327	58,359
Restricted cash	12,791	0	0
Cash Paid for Taxes	79	83	102
Fair Value of Shares Distributed as Dividend in Kind	0	0	4,910
Cash Paid for Interest, Net of Amounts Capitalized	$ 35,616	$ 32,300	$ 19,476